Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and Finance Costs, net [Abstract]
Interest expense	$ 72,191	$ 62,343	$ 41,451
Less: Interest capitalized	(252)	(445)	(4,015)
Interest expense, net	71,939	61,898	37,436
Interest swap cash settlements non-hedging	0	0	1,086
Interest swaps termination cash settlements	(477)	(3,685)	0
Bunkers swap and call options cash settlements	(9,857)	(2,547)	(128)
Bunker call options premium	0	216	266
Amortization of loan fees	3,992	4,152	1,742
Bank charges	405	164	143
Change in fair value of non-hedging financial instruments	10,807	(3,359)	(4,672)
Net total	$ 76,809	$ 56,839	$ 35,873